STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.0%
Capital Goods - 12.1%
AAON, Inc.	1,363		118,908
Construction Partners, Inc., Cl. A	7,252	[a]	400,383
Curtiss-Wright Corp.	694		188,060
Esab Corp.	436		41,172
Fluor Corp.	4,122	[a]	179,513
JELD-WEN Holding, Inc.	4,980	[a]	67,081
SiteOne Landscape Supply, Inc.	1,454	[a]	176,530
Zurn Elkay Water Solutions Corp.	2,486		73,088
			1,244,735
Commercial & Professional Services - 2.7%
CACI International, Inc., Cl. A	466	[a]	200,441
Montrose Environmental Group, Inc.	1,600	[a]	71,296
			271,737
Consumer Discretionary Distribution & Retail - 4.2%
Ollie's Bargain Outlet Holdings, Inc.	2,531	[a]	248,468
Petco Health & Wellness Co., Inc.	12,547	[a]	47,428
Warby Parker, Inc., Cl. A	8,356	[a]	134,197
			430,093
Consumer Durables & Apparel - .4%
Figs, Inc., Cl. A	7,292	[a]	38,866
Consumer Services - 5.7%
Dutch Bros, Inc., Cl. A	3,956	[a]	163,778
European Wax Center, Inc., Cl. A	6,360	[a,b]	63,155
Genius Sports Ltd.	12,301	[a]	67,041
Planet Fitness, Inc., Cl. A	4,005	[a]	294,728
			588,702
Energy - 9.3%
Antero Resources Corp.	5,601	[a]	182,761
Cactus, Inc., Cl. A	3,774	[b]	199,041
EQT Corp.	7,245		267,920
Oceaneering International, Inc.	5,991	[a]	141,747
PBF Energy, Inc., Cl. A	3,521		162,036
			953,505
Equity Real Estate Investment Trusts - .4%
Healthpeak Properties, Inc.	2,294	[c]	44,962
Financial Services - 2.1%
AvidXchange Holdings, Inc.	12,531	[a]	151,124
Flywire Corp.	4,045	[a]	66,298
			217,422
Food, Beverage & Tobacco - 5.1%
Freshpet, Inc.	2,465	[a]	318,946
Vital Farms, Inc.	4,342	[a]	203,075
			522,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0%(continued)
Health Care Equipment & Services - 13.0%
AtriCure, Inc.	4,258	[a]	96,955
Evolent Health, Inc., Cl. A	7,731	[a]	147,817
Guardant Health, Inc.	4,229	[a]	122,134
Health Catalyst, Inc.	9,591	[a]	61,287
Inspire Medical Systems, Inc.	1,956	[a]	261,772
iRhythm Technologies, Inc.	1,492	[a]	160,599
Outset Medical, Inc.	4,319	[a]	16,628
Privia Health Group, Inc.	8,295	[a]	144,167
PROCEPT BioRobotics Corp.	990	[a]	60,479
R1 RCM, Inc.	4,722	[a]	59,308
TransMedics Group, Inc.	1,360	[a]	204,843
			1,335,989
Household & Personal Products - 2.3%
Inter Parfums, Inc.	1,812		210,246
Oddity Tech Ltd., Cl. A	743	[a,b]	29,170
			239,416
Insurance - 2.4%
Palomar Holdings, Inc.	1,531	[a]	124,241
The Baldwin Insurance Group, Inc.	3,458	[a]	122,655
			246,896
Materials - .7%
Constellium SE	3,739	[a]	70,480
Media & Entertainment - 3.3%
Manchester United PLC, Cl. A	8,389	[a,b]	135,399
Reddit, Inc., Cl. A	3,124	[a,b]	199,592
			334,991
Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
Ascendis Pharma A/S, ADR	501	[a]	68,326
Autolus Therapeutics PLC	8,967	[a]	31,205
Crinetics Pharmaceuticals, Inc.	1,555	[a]	69,649
Denali Therapeutics, Inc.	2,646	[a]	61,440
Insmed, Inc.	3,613	[a]	242,071
Keros Therapeutics, Inc.	377	[a]	17,229
Merus NV	1,125	[a]	66,566
Natera, Inc.	1,768	[a]	191,457
Pacific Biosciences of California, Inc.	22,779	[a,b]	31,207
Repligen Corp.	1,662	[a]	209,512
Sarepta Therapeutics, Inc.	1,290	[a]	203,820
Twist Bioscience Corp.	2,694	[a]	132,760
Ultragenyx Pharmaceutical, Inc.	1,977	[a]	81,255
Xenon Pharmaceuticals, Inc.	1,796	[a]	70,026
			1,476,523
Semiconductors & Semiconductor Equipment - 4.6%
FormFactor, Inc.	2,715	[a]	164,339
Onto Innovation, Inc.	547	[a]	120,099

Description		Shares		Value ($)
Common Stocks - 95.0%(continued)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
Rambus, Inc.		3,200	[a]	188,032
				472,470
Software & Services - 11.0%
Confluent, Inc., Cl. A		8,375	[a]	247,314
CyberArk Software Ltd.		403	[a,b]	110,188
HubSpot, Inc.		391	[a]	230,608
JFrog Ltd.		6,089	[a]	228,642
Klaviyo, Inc., Cl. A		6,307	[a,b]	156,981
Monday.com Ltd.		653	[a]	157,216
				1,130,949
Technology Hardware & Equipment - 1.3%
Calix, Inc.		3,819	[a]	135,307
Total Common Stocks(cost $6,957,677)				9,755,064

Private Equity - 1.9%
Communication Services - .3%
Fundbox, Ser. D		6,555	[a,d]	32,775
Food, Beverage & Tobacco - .8%
Supplying Demand, Inc., Ser. E		5,116	[a,d]	76,689
Information Technology - .3%
Locus Robotics, Ser. F		679	[a,d]	30,494
Pharmaceuticals, Biotechnology & Life Sciences - .4%
Aspen Neuroscience, Ser. B		12,167	[a,d]	40,516
Software & Services - .1%
Roofstock, Ser. H		2,188	[a,d]	11,815
Total Private Equity(cost $270,950)				192,289
	1-Day Yield (%)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $299,853)	5.42	299,853	[e]	299,853

Investment of Cash Collateral for Securities Loaned - 7.7%
Registered Investment Companies - 7.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $792,736)	5.42	792,736	[e]	792,736
Total Investments (cost $8,321,216)		107.5%		11,039,942
Liabilities, Less Cash and Receivables		(7.5%)		(769,534)
Net Assets		100.0%		10,270,408

ADR—American Depositary Receipt

aNon-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

bSecurity, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $907,340 and the value of the collateral was $921,296, consisting of cash collateral of $792,736 and U.S. Government & Agency securities valued at $128,560. In addition, the value of collateral may include pending sales that are also on loan.

cInvestment in real estate investment trust within the United States.

dThe fund held Level 3 securities at June 30, 2024. These securities were valued at $192,289 or 1.9% of net assets.

eInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	9,755,064	-	-	9,755,064
Equity Securities - Private Equity	-	-	192,289	192,289
Investment Companies	1,092,589	-	-	1,092,589

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2024, accumulated net unrealized appreciation on investments was $2,718,726, consisting of $3,347,442 gross unrealized appreciation and $628,716 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.